Federated International Small-Mid Company Fund
Portfolio of Investments
February 29, 2020 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—95.8%
		Australia—1.5%
135,000		DEXUS Property Group	$1,057,036
250,000		Hansen Technologies Ltd.	519,074
		TOTAL	1,576,110
		Austria—0.8%
22,573	[1]	Erste Group Bank AG	778,613
		Belgium—0.5%
2,200	[1]	Galapagos NV	461,258
		Brazil—4.6%
38,000	[1]	Afya Ltd	903,640
52,500		Localiza Rent A Car SA	581,598
17,500	[1]	PagSeguro Digital Ltd.	548,975
16,000	[1]	StoneCo Ltd.	638,240
75,000	[1]	Totvs SA	1,190,937
25,426	[1]	XP Inc.	881,011
		TOTAL	4,744,401
		Canada—8.3%
20,000		Allied Properties REIT	811,622
66,000		CAE, Inc.	1,765,737
1,100		Constellation Software, Inc.	1,120,635
37,000		Dollarama, Inc.	1,087,741
33,000		Gildan Activewear, Inc.	799,277
7,000	[1]	Kinaxis, Inc.	588,527
17,000	[1]	Lightspeed POS, Inc.	420,995
91,000		Pason Systems, Inc.	834,576
65,000		The North West Company Fund	1,244,068
		TOTAL	8,673,178
		China—1.2%
50,000	[1]	Oneconnect Financial Technology Co., Ltd., ADR	542,500
380,000		TravelSky Technology Ltd.	748,146
		TOTAL	1,290,646
		Denmark—2.3%
11,000		Chr.Hansen Holding	788,870
3,700	[1]	Genmab A/S	834,673
18,000		Topdanmark A/S	787,077
		TOTAL	2,410,620
		France—8.5%
32,552		Accor SA	1,197,860
11,240		Capgemini SE	1,240,008
30,000		JC Decaux SA	696,449
24,000		LISI Link Solutions for Industry	745,993
19,500		Rubis SCA	1,062,541
57,000	[1]	STMicroelectronics N.V.	1,560,239
4,900		Teleperformance	1,196,208
15,000	[1]	UbiSoft Entertainment SA	1,131,360
		TOTAL	8,830,658

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—4.9%
19,000	[1]	Delivery Hero SE	$1,427,993
7,000		Deutsche Boerse AG	1,102,590
10,664		HeidelbergCement AG	634,291
12,133		Rheinmetall AG	1,110,061
8,000		Symrise AG	779,190
		TOTAL	5,054,125
		Hong Kong—2.4%
172,000		Dah Sing Financial Holdings Ltd.	607,534
34,000		Melco Resorts & Entertainment, ADR	589,560
163,000		Techtronic Industries Co.	1,332,441
		TOTAL	2,529,535
		Ireland—1.7%
100,000		Bank of Ireland Group PLC	375,784
2,500	[1]	ICON PLC	390,150
28,922	[1]	Smurfit Kappa Group PLC	972,327
		TOTAL	1,738,261
		Israel—1.0%
3,600	[1]	NICE Ltd., ADR	589,788
42,000	[1]	Tufin Software Technologies Ltd.	491,400
		TOTAL	1,081,188
		Italy—1.5%
50,000		Mediobanca SpA	455,559
70,000	[1]	Nexi SpA	1,131,636
		TOTAL	1,587,195
		Japan—20.1%
14,000		Chugai Pharmaceutical Co. Ltd.	1,514,483
17,400		Daifuku Co.	1,028,641
4,600		Disco Corp.	945,242
17,800		Horiba Ltd.	965,968
1,720		Japan Hotel REIT Investment Corp.	940,479
7,000		Jin Co. Ltd.	428,767
42,200		Kanamoto Co. Ltd.	930,635
18,000		Kikkoman Corp.	831,232
15,600		Kusuri No Aoki Holdings Co. Ltd.	957,918
27,200		Matsumotokiyoshi Holdings Co. Ltd.	888,677
10,000		Nidec Corp.	1,177,486
80,000		Nippon Zeon Co.	759,644
8,000		Nitori Holdings Co., Ltd.	1,108,625
90,000		Pan Pacific International Holdings Corp.	1,483,282
38,000		Park 24 Co. Ltd.	739,845
9,000		Rohm Co. Ltd.	587,738
19,000		Shoei Co. Ltd.	853,395
25,800		Square Enix Holdings Co. Ltd.	1,042,814
73,000		Taiyo Nippon Sanso Corp.	1,304,046
10,000		Technopro Holdings, Inc.	593,041
34,800		THK Co. Ltd.	790,202
20,000		Yamaha Corp.	975,561
		TOTAL	20,847,721
		Luxembourg—0.8%
1,700		Eurofins Scientific SE	857,573

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Mexico—0.7%
70,000		Grupo Aeroportuario del Pacifico SA, Class B	$757,506
		Netherlands—2.7%
8,500	[1]	Argenx SE, ADR	1,201,730
30,000		NN Group NV	1,027,058
12,000	[1]	UniQure N.V.	617,520
		TOTAL	2,846,308
		Norway—0.7%
28,600		Schibsted A/S	725,179
		Poland—1.0%
28,000	[1]	Dino Polska SA	1,027,779
		Spain—2.2%
26,000	[1]	Cellnex Telecom S.A.	1,272,119
50,000		Cia de Distribucion Integral Logista Holdings SA	1,016,096
		TOTAL	2,288,215
		Sweden—3.4%
40,000	[1]	EQT AB	584,420
52,000		Evolution Gaming Group AB	1,904,855
80,000	[1]	Karnov Group AB	433,875
30,000		Thule Group AB/The	654,750
		TOTAL	3,577,900
		Switzerland—6.6%
400		Barry Callebaut AG	827,600
35,000		Coca-Cola HBC AG	1,114,826
20,882	[1]	Julius Baer Gruppe AG	877,234
5,165	[1]	Lonza Group AG	2,064,078
7,000		Tecan AG	1,972,688
		TOTAL	6,856,426
		Thailand—2.1%
400,000		Central Pattana PCL, GDR	672,748
33,000	[1]	Sea Ltd., ADR	1,486,980
		TOTAL	2,159,728
		United Arab Emirates—1.0%
150,000	[1]	Network International Holdings Ltd.	1,038,100
		United Kingdom—11.5%
30,000		Anglo American PLC	697,131
29,099		Ashtead Group PLC	910,839
225,000		B&M European Value Retail SA	968,195
12,000		Croda International PLC	703,688
33,000		Dechra Pharmaceutical PLC	1,133,757
35,000	[1]	Farfetch Ltd.	390,950
23,000		Fevertree Drinks PLC	375,045
13,500		London Stock Exchange Group PLC	1,320,500
85,000	[1]	Manchester United PLC- Class A	1,486,650
300,000		Melrose Industries PLC	818,691
123,450		PageGroup PLC	651,825
105,000		Rightmove PLC	839,928
85,000		St. James's Place Capital PLC	1,121,201
113,282		Wood Group (John) PLC	540,205
		TOTAL	11,958,605

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United States—3.8%
12,000		Ferguson PLC	$1,048,181
15,000	[1]	Livanova PLC	1,045,800
19,000	[1]	Mimecast Ltd.	752,210
29,000	[1]	Talend SA, ADR	1,070,680
		TOTAL	3,916,871
		TOTAL COMMON STOCKS (IDENTIFIED COST $79,644,163)	99,613,699
		INVESTMENT COMPANY—4.6%
4,739,725		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.68%[2] (IDENTIFIED COST $4,740,174)	4,741,621
		TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $84,384,337)	104,355,320
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[3]	(383,130)
		TOTAL NET ASSETS—100%	$103,972,190
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended February 29, 2020, were as follows:
UniQure N.V.
Health Care
Balance of Shares Held 11/30/2019	12,000
Purchases/Additions	—
Sales/Reductions	—
Balance of Shares Held 02/29/2020	12,000
Value	$617,520
Change in Unrealized Appreciation/ Depreciation	$(50,400)
Net Realized Gain/(Loss)	$—
Dividend Income	$—
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated holding during the period ended February 29, 2020, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2019	2,256,832
Purchases/Additions	9,265,657
Sales/Reductions	(6,782,764)
Balance of Shares Held 02/29/2020	4,739,725
Value	$4,741,621
Change in Unrealized Appreciation/Depreciation	$497
Net Realized Gain/(Loss)	$(30)
Dividend Income	$17,688
1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$2,868,690	$1,048,181	$—	$3,916,871
International	21,962,313	73,734,515	—	95,696,828
Investment Company	4,741,621	—	—	4,741,621
TOTAL SECURITIES	$29,572,624	$74,782,696	$—	$104,355,320
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
REIT	—Real Estate Investment Trust